Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2017
Prepaid expenses and other current assets
Prepaid expenses and other current assets

6Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Prepaid advertising expenses	15,279	24,313
Prepaid taxes	11,873	21,759
Other receivable of cash in transit due to student payments	7,844	874
Prepaid rental and other deposits	6,802	11,644
Prepaid student acquisition fees	4,544	3,607
Prepaid professional service fees	4,262	4,199
Prepaid fees to third-party payment channels	3,646	5,066
Advances to employees	3,353	2,314
Interest receivables	2,143	1,204
Prepaid Directors & Officers insurance	1,110	956
Prepayment for purchase of fixed assets	—	2,469
Others	4,910	6,536

Total	65,766	84,941